20. INCOME TAXES	12 Months Ended
Dec. 31, 2020
Notes
20. INCOME TAXES

20.INCOME TAXES

The Company owns a wholly owned subsidiary, RWB Platinum Vape Inc., that operate in the cannabis industry.  As such, the Company is subject to the limits of IRC Section 280E under which they are only allowed to deduct expenses directly related to the cost of producing the products or cost of production.

Income tax expense (recovery) for the years ended December 31, 2020 and 2019 is comprised of:

	2020	2019
Income tax expense (recovery)
Current tax	$3,125,261	$-
Deferred tax	(6,243,668)	-
	$(3,118,407)	$-

Income tax recovery differs from the amount that would be computed by applying Canadian statutory income tax rate of 26.5% (2019 - 26.5%) to income before taxes. The reasons for the differences are as follows:

	2020	2019
Loss before income taxes	$(21,695,274)	$(12,513,900)
Statutory income tax rate	26.5%	26.5%

Expected income tax recovery	(5,749,248)	(3,316,184)
Effect of change in tax rates	(186,145)	5,674
Non-deductible recoveries and other	253,284	1,005,965
Listing expense	8,436,570	-
Stock based compensation	1,048,334	-
Foreign exchange	467,291	-
Fair value adjustments	(14,209,158)	-
280E expenses	670,731	-
Amortization of intangibles	2,824,413	-
Share issuance costs booked through equity	(530,595)	-
Under (over) provided in prior years	-	44,209
Changes in unrecognized deductible temporary differences	3,856,116	341,622
Unused tax losses and tax offsets not recognized	-	1,918,714
Income tax recovery	$(3,118,407)	$-

The following table summarizes the movement in deferred tax assets and liabilities:

Balance at December 31, 2018	$-
Future income tax recovery (expense)	-
Income tax recovery on share issuance costs	-
Acquired through business combination	-
Balance at December 31, 2019	-
Future income tax recovery (expense)	6,243,668
Income tax recovery on share issuance costs	595,393
Acquired through business combination	(33,997,312)
Balance at December 31, 2020	$(27,158,251)

The following table summarizes the components of deferred tax assets (liabilities):

	2020	2019
Deferred tax assets
Non-capital loss carry forward	$2,611,138	$-
Earn-out	2,701,412	-
Deferred tax liabilities
Biological assets and inventory	(188,905)	-
Property plant & equipment	(23,648,336)	-
Intangible assets	(8,015,186)	-
Note payable	(438,366)	-
Investments	(180,008)	-
Total	$(27,158,251)	$-

The unrecognized temporary differences as of December 31, 2020 and 2019 are comprised of:

	2020	2019
Property and equipment	$207,000	$102,000
Non-capital loss carry forward	17,274,000	5,693,000
Capital loss carry forward	1,853,000	-
Unamortized share issuance cost	3,200,000	449,000
Total	$22,534,000	$6,244,000

As at December 31, 2020, the Company has unrecognized non-capital loss carryforwards of approximately $17,274,000, which are available to offset future years' taxable income. These losses expire as follows:

Canada
2037	$30,000
2038	507,000
2039	5,156,000
2040	11,581,000

Total	$17,274,000